Segment Geographical Information and Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenues	$ 284,375	$ 258,140	$ 201,646
Expenses	252,677	232,184	180,559
Segment operating income (loss)	31,698	25,956	21,087
Depreciation and amortization	12,564	13,611	11,608
Software Services [Member]
Segment Reporting Information [Line Items]
Total revenues	81,332	77,100	70,834
Expenses	63,902	63,649	58,847
Segment operating income (loss)	17,430	13,451	11,987
Depreciation and amortization	8,727	9,242	7,531
It Professional Services [Member]
Segment Reporting Information [Line Items]
Total revenues	203,043	181,040	130,812
Expenses	183,985	164,558	118,414
Segment operating income (loss)	19,058	16,482	12,398
Depreciation and amortization	3,611	4,100	3,769
Unallocated Expenses [Member]
Segment Reporting Information [Line Items]
Total revenues
Expenses	4,790	3,977	3,298
Segment operating income (loss)	(4,790)	(3,977)	(3,298)
Depreciation and amortization	$ 226	$ 269	$ 308